Intangible Assets	6 Months Ended
Jul. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

9	Intangible assets

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s
Goodwill
Cost	5,993	5,607
Accumulated impairment	(5,993)	(3,287)
	-	2,320
Patents and licences
Cost	27,157	25,993
Accumulated amortisation and impairment	(2,955)	(918)
	24,202	25,075
Brands
Cost	14,901	14,769
Accumulated amortisation and impairment	(6,672)	(4,563)
	8,229	10,205
Software
Cost	15,716	15,718
Accumulated amortisation and impairment	(15,716)	(15,455)
	-	263

Total intangible assets	32,431	37,864

(a)	Movements in carrying amounts of intangible assets

	Goodwill NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Software NZ $000’s	Total NZ $000’s
For the 6 months ended 31 July 2019
Balance at the beginning of the period	2,320	25,075	10,205	263	37,864
Additions	-	-	-	-	-
Disposals	-	-	-	-	-
Amortisation expense	-	-	-	(9)	(9)
Impairment	(2,480)	(2,037)	(2,130)	(202)	(6,849)
Reclassification to tangible fixed assets	-	-	-	(51)	(51)
Foreign exchange movements	160	1,164	154	(1)	1,477
Closing value at 31 July 2019	-	24,202	8,229	-	32,431

	Goodwill NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Software NZ $000’s	Total NZ $000’s
For the 6 months ended 31 January 2019
Balance at the beginning of the period	2,399	217	14,395	276	17,287
Additions	-	24,957	-	-	24,957
Disposals	-	-	-	-	-
Amortisation expense	-	(99)	-	(12)	(111)
Impairment	-	-	(3,867)	-	(3,867)
Foreign exchange movements	(79)	-	(323)	(1)	(403)
Closing value at 31 January 2019	2,320	25,075	10,205	263	37,864

(b)	Impairment of goodwill

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of cash-generating unit (CGU)

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

United States	2,480	3,399
Impairment of goodwill	2,480	3,399

Impairment assumption

Goodwill on the merger of Naked Inc. was allocated to the Group’s operation in United States which is the cash generating unit (CGU) for the purpose of impairment testing. On the 30th September 2019 the Group resolved to close its Wholesale operations in the United States. As at the date of signing the interim financial statements, the restructure is still in progress.

The result of the impairment assessment is that the carrying value of goodwill amount of $2,480 thousand is impaired. As such, the goodwill has been fully impaired during the half year ended 31 July 2019.

(c)	Impairment of patents & licences

Impairment charge relating to patents & licences is a result of the impairment of the Fredericks of Hollywood (FOH) licence which was acquired on 15 November 2018 as part of the Stock Purchase Agreement with the shareholders of FOH Online Corp Inc. The Group also fully impaired the carrying value of patents and licence acquired as part of the Naked merger.

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

FOH licence	1,914	-
Naked patents & licence	123	-
Impairment of patents & licences	2,037	-

Impairment assumptions

Management has determined the recoverable amount of the FOH licence asset by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third-party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five year period. Cash flows beyond the five year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the carrying value of the FOH licence exceeded the fair value less costs to sell by an amount of $1,914 thousand. As such, the FOH licence asset has been partially impaired during the half year ended 31 July 2019.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows: Sales growth: 5.0%

Royalty rate: 5.0%

Cash flow - revenue forecast period: 5 years

Post-tax discount rate (%): 10.5%

Long term sales growth rate (%): 2%

(d)	Impairment for indefinite-life brand intangibles

Brand intangible assets represent brands historically acquired by the Group and include Pleasure State, Davenport, Lovable and Naked.

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Brands - Naked	2,130	696
Impairment for indefinite-lived brand intangibles	2,130	696

Impairment assumptions

Management has determined the recoverable amount of the indefinite-life brand assets by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third-party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five year period. Cash flows beyond the five year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the carrying value of the Naked brand merger exceeded the fair value less costs to sell by an amount of $2,130 thousand. It is also managements intention to close the Company’s wholesale business in the US and phase out trading of the Naked brand resulting in a decision to impair brand and goodwill (note b) in full. There is no further impairment for other brands. As such, the indefinite-life brand assets have been partially impaired during the half year ended 31 July 2019.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows: Sales growth: 2.5% (31 January 2019: 2.5%)

Royalty rate: 5.0% (31 January 2019: 5.0%)

Cash flow - revenue forecast period: 5 years (31 January 2019: 5 years)

Post-tax discount rate (%) for US brands: 10.5% (31 January 2019: 10.5%)

Post-tax discount rate (%) for NZ brands: 11.75% (31 January 2019: 11.75%)

Long term sales growth rate (%): 2% (31 January 2019: 2%)

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess indefinite-lived brand assets for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

The sensitivities that have been separately modelled are as follows:

(a) a 2.1% increase in the post-tax discount rate

(b) sales growth rate reduced to 0%

The carrying amounts of the indefinite-lived brand intangible assets are sensitive to assumptions used in the impairment test calculations including the post-tax discount rate and sales growth rate. A 2.1% increase in the post-tax discount rate would result in an impairment of $5,604 thousand (31 January 2019: an increase of 2.1% would result an impairment of $951 thousand) against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 0% would result in an impairment of $6,052 thousand (31 January 2019: a reduction to 0% would result an impairment of $1,554 thousand) against the carrying amount of the indefinite-lived brand intangible assets.

(e)	Impairment of software

Impairment charge relating to software ($0.2m) is due to management deciding to fully impair the costs on a prior ERP upgrade, as this software will need to be replaced with a more advanced system.

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Software	202	64
Impairment of software	202	64